Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	$ 3,284	¥ 22,582	¥ 18,288	¥ 11,596
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	543	3,730	3,805	3,451
Gain on disposal of fixed assets	(7)	(51)	(30)	(84)
Amortization of intangible assets and licensed copyrights	1,812	12,457	7,943	4,876
Deferred income tax, net	(111)	(761)	(756)	(14)
Share-based compensation	681	4,676	3,244	1,760
Provision for doubtful accounts	66	451	585	269
Investment income	(1,112)	(7,648)	(3,244)	(4,971)
Amortization and impairment of assets	532	3,655	2,358	421
Loss from equity method investments	11	79	63	1,026
Gain on disposal of subsidiaries	(804)	(5,525)	(5,550)	(1,247)
Barter transaction revenue	(158)	(1,083)	(763)	(382)
Other non-cash (income) expenses	18	124	362	(463)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(234)	(1,611)	(721)	(238)
Amounts due from related parties	77	527	178	1,594
Other assets	(195)	(1,333)	1,259	237
Customer advances and deposits	74	510	763	646
Accounts payable and accrued liabilities	595	4,094	5,100	4,092
Deferred revenue	58	402	203	221
Deferred income	(9)	(64)	47	17
Amounts due to related parties	110	756	(306)	(327)
Net cash generated from operating activities	5,231	35,967	32,828	22,480
Cash flows from investing activities:
Acquisition of fixed assets	(1,276)	(8,772)	(4,779)	(4,189)
Acquisition of computer parts	(13)	(89)	(50)	(26)
Disposal of fixed assets	6	43	44	55
Acquisition of businesses, net of cash acquired	(288)	(1,978)	(553)	0
Acquisition of intangible assets	(1,964)	(13,501)	(9,122)	(6,296)
Purchases of held-to-maturity investments	(4,020)	(27,640)	(56,150)	(47,634)
Maturities of held-to-maturity investments	7,133	49,040	49,580	46,143
Purchases of available-for-sale investments	(41,328)	(284,149)	(209,628)	(182,342)
Sales and maturities of available-for-sale investments	34,886	239,861	198,517	173,821
Purchases of other long-term investments	(1,439)	(9,891)	(12,499)	(4,005)
Sales of other long-term investments	367	2,524	19	303
Cash distribution from long-term investments	7	47	13	5
Disposal of subsidiaries' shares	812	5,581	1,431	275
Loans provided to related parties	(1,255)	(8,632)	0	0
Repayment of loans provided to related parties	1,785	12,270	0	0
Micro loan origination and disbursement	(5,210)	(35,824)	(63,597)	(7,920)
Principal payments received on micro loans	5,536	38,063	40,075	3,556
Purchases of other invested securities	(2,380)	(16,362)	(38,167)	(8,968)
Sales and maturities of other invested securities	3,629	24,949	27,917	1,311
Net cash used in investing activities	(5,012)	(34,460)	(76,949)	(35,911)
Cash flows from financing activities:
Proceeds from short-term loans	551	3,787	751	3,252
Repayments of short-term loans	(153)	(1,055)	(826)	(1,940)
Proceeds from long-term loans	170	1,168	299	6,633
Repayments of long-term loans	(14)	(98)	(3,330)	(1,042)
Loans borrowed from related parties	543	3,732	0	0
Payments of capital lease obligation	0	0	(8)	(53)
Proceeds from issuance of long-term notes, net of issuance costs	2,626	18,050	9,909	0
Repayment of long-term notes	(996)	(6,846)	(4,957)	0
Proceeds from issuance of convertible notes, net of issuance costs	732	5,035	8,463	0
Purchase of capped call	(68)	(465)	0	0
Proceeds from issuance of subsidiaries' shares	2,282	15,689	4,046	661
Repurchase of ordinary shares	(482)	(3,312)	(1,723)	0
Proceeds from exercise of share options	98	676	453	176
Proceeds from third-party investors for sale of financial products	2,202	15,143	101,189	10,426
Repayment to third-party investors for sale of financial products	(4,854)	(33,376)	(82,987)	(3,666)
Proceeds from secured borrowings from third-party financial institutions	1,510	10,380	16,008	0
Repayment of secured borrowings from third-party financial institutions	(1,953)	(13,426)	(2,730)	0
Net cash generated from financing activities	2,194	15,082	44,557	14,447
Effect of exchange rate changes on cash, cash equivalents and restricted cash	276	1,902	(316)	144
Net increase in cash, cash equivalents and restricted cash	2,689	18,491	120	1,160
Cash, cash equivalents and restricted cash at beginning of the year	1,649	11,336	11,216	10,056
Cash, cash equivalents and restricted cash at end of the year	4,338	29,827	11,336	11,216
Supplemental disclosures:
Interest paid	230	1,579	1,205	1,111
Income taxes paid	801	5,509	3,300	2,402
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities	220	1,516	1,167	903
Acquisition of licensed copyrights included in accounts payable and accrued liabilities	922	6,337	4,040	2,195
Acquisition of licensed copyrights from nonmonetary content exchanges	93	642	782	385
Non-cash acquisitions of investments	$ 111	¥ 764	¥ 765	¥ 2,963